Vanguard® Large-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.1%)
	Linde plc	553,054	262,701
	Newmont Corp. (XNYS)	1,296,367	109,297
	Ecolab Inc.	300,648	82,335
	Air Products & Chemicals Inc.	262,656	71,632
	Freeport-McMoRan Inc.	1,694,468	66,457
	Fastenal Co.	1,354,424	66,421
	Nucor Corp.	257,347	34,853
	International Paper Co.	623,111	28,912
	International Flavors & Fragrances Inc.	302,466	18,614
	LyondellBasell Industries NV Class A	303,677	14,892
	Steel Dynamics Inc.	82,518	11,505
			767,619
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	11,321,335	2,485,826
*	Tesla Inc.	3,233,720	1,438,100
*	Netflix Inc.	501,171	600,864
	Walmart Inc.	5,176,586	533,499
	Costco Wholesale Corp.	522,990	484,095
	Home Depot Inc.	1,174,159	475,757
	McDonald's Corp.	841,645	255,767
	Walt Disney Co.	2,120,304	242,775
*	Uber Technologies Inc.	2,459,433	240,951
	Booking Holdings Inc.	38,216	206,339
	TJX Cos. Inc.	1,315,432	190,133
	Lowe's Cos. Inc.	660,774	166,059
	Starbucks Corp.	1,339,531	113,324
*	O'Reilly Automotive Inc.	999,820	107,791
*	Roblox Corp. Class A	723,194	100,177
	NIKE Inc. Class B	1,399,691	97,600
	Royal Caribbean Cruises Ltd.	288,513	93,357
*	AutoZone Inc.	19,743	84,702
	Hilton Worldwide Holdings Inc.	277,572	72,013
	General Motors Co.	1,123,632	68,508
	Marriott International Inc. Class A	256,296	66,750
*	Chipotle Mexican Grill Inc.	1,582,485	62,018
	Electronic Arts Inc.	295,287	59,559
	Ross Stores Inc.	386,000	58,823
*	Carvana Co.	154,815	58,402
*	Airbnb Inc. Class A	455,750	55,337
	Ford Motor Co.	4,613,387	55,176
*	Warner Bros Discovery Inc.	2,775,758	54,211
	DR Horton Inc.	315,666	53,496
*	Take-Two Interactive Software Inc.	206,824	53,435
*	Flutter Entertainment plc	207,469	52,697
	Yum! Brands Inc.	327,545	49,787
	eBay Inc.	539,340	49,053
	Target Corp.	536,229	48,100
	Garmin Ltd.	193,100	47,545
*	Copart Inc.	1,027,040	46,186
	Delta Air Lines Inc.	770,599	43,731
*	United Airlines Holdings Inc.	386,748	37,321
*	Carnival Corp.	1,239,957	35,847
	Tractor Supply Co.	625,433	35,568
	Lennar Corp. Class A	254,821	32,118
*	Live Nation Entertainment Inc.	193,694	31,650
	PulteGroup Inc.	232,841	30,765
	Expedia Group Inc.	139,487	29,815
*	Ulta Beauty Inc.	53,044	29,002
	Dollar General Corp.	259,724	26,842

		Shares	Market Value ($000)
	Darden Restaurants Inc.	137,604	26,194
*	NVR Inc.	3,218	25,856
*	Trade Desk Inc. Class A	525,961	25,777
*	Lululemon Athletica Inc.	128,630	22,887
	Genuine Parts Co.	164,147	22,751
*	Dollar Tree Inc.	233,982	22,081
	Estee Lauder Cos. Inc. Class A	248,914	21,934
	Rollins Inc.	343,174	20,158
	Southwest Airlines Co.	619,811	19,778
	Las Vegas Sands Corp.	364,560	19,610
*	Burlington Stores Inc.	74,451	18,948
	Fox Corp. Class A	228,686	14,421
	News Corp. Class A	433,284	13,306
	Fox Corp. Class B	160,468	9,193
	Best Buy Co. Inc.	112,229	8,487
	Domino's Pizza Inc.	18,028	7,783
	News Corp. Class B	155,150	5,360
	Warner Music Group Corp. Class A	81,755	2,785
	Lennar Corp. Class B	9,657	1,159
			9,569,339
Consumer Staples (3.6%)
	Procter & Gamble Co.	2,763,253	424,574
	Philip Morris International Inc.	1,835,748	297,758
	Coca-Cola Co.	4,060,790	269,312
	PepsiCo Inc.	1,614,585	226,752
	Altria Group Inc.	1,980,052	130,802
	McKesson Corp.	146,795	113,405
	CVS Health Corp.	1,496,861	112,848
	Mondelez International Inc. Class A	1,524,489	95,235
	Colgate-Palmolive Co.	953,843	76,250
	Cencora Inc.	217,368	67,934
	Corteva Inc.	806,086	54,516
*	Monster Beverage Corp.	806,652	54,296
	Kimberly-Clark Corp.	391,557	48,686
	Kroger Co.	702,249	47,339
	Sysco Corp.	564,364	46,470
	Keurig Dr Pepper Inc.	1,523,041	38,853
	Kenvue Inc.	2,264,872	36,759
	Archer-Daniels-Midland Co.	567,034	33,875
	Hershey Co.	174,797	32,696
	General Mills Inc.	631,022	31,816
	Kellanova	328,250	26,923
	Kraft Heinz Co.	977,809	25,462
	Church & Dwight Co. Inc.	287,498	25,193
	Constellation Brands Inc. Class A	166,418	22,411
	McCormick & Co. Inc.	298,624	19,981
	Tyson Foods Inc. Class A	337,243	18,312
	Clorox Co.	72,160	8,897
	Hormel Foods Corp.	178,447	4,415
			2,391,770
Energy (2.9%)
	Exxon Mobil Corp.	5,028,317	566,943
	Chevron Corp.	2,293,871	356,215
	ConocoPhillips	1,472,248	139,260
	Williams Cos. Inc.	1,441,211	91,301
	EOG Resources Inc.	644,372	72,247
	Marathon Petroleum Corp.	357,965	68,994
	Phillips 66	475,752	64,712
	Kinder Morgan Inc.	2,229,092	63,105
	Valero Energy Corp.	366,623	62,421
	Schlumberger NV	1,771,275	60,879
	Cheniere Energy Inc.	246,397	57,898
	Baker Hughes Co.	1,163,519	56,687
	ONEOK Inc.	743,219	54,233
	Targa Resources Corp.	253,961	42,549
	Occidental Petroleum Corp.	871,361	41,172
	Diamondback Energy Inc.	222,067	31,778
	Devon Energy Corp.	749,167	26,266
	Halliburton Co.	905,594	22,277

		Shares	Market Value ($000)
	Coterra Energy Inc.	855,599	20,235
	EQT Corp.	368,247	20,044
*	First Solar Inc.	60,121	13,258
	Texas Pacific Land Corp.	11,530	10,765
	Venture Global Inc. Class A	108,417	1,538
			1,944,777
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	2,078,151	1,044,770
	JPMorgan Chase & Co.	3,243,548	1,023,112
	Bank of America Corp.	7,863,771	405,692
	Wells Fargo & Co.	3,778,353	316,702
	Goldman Sachs Group Inc.	357,061	284,345
	Morgan Stanley	1,411,951	224,444
	Citigroup Inc.	2,170,963	220,353
	Charles Schwab Corp.	2,033,453	194,134
	Blackrock Inc.	164,338	191,597
	S&P Global Inc.	368,469	179,338
	Progressive Corp.	691,098	170,667
	Blackstone Inc.	868,960	148,462
*	Robinhood Markets Inc. Class A	913,415	130,783
	Chubb Ltd.	446,368	125,987
	Marsh & McLennan Cos. Inc.	579,377	116,762
	CME Group Inc.	424,705	114,751
	Intercontinental Exchange Inc.	674,589	113,655
	KKR & Co. Inc.	787,378	102,320
	Arthur J Gallagher & Co.	302,051	93,557
	PNC Financial Services Group Inc.	463,953	93,222
	Bank of New York Mellon Corp.	832,325	90,690
	US Bancorp	1,833,254	88,601
	Aon plc Class A (XNYS)	241,288	86,038
*	Coinbase Global Inc. Class A	253,564	85,575
	Moody's Corp.	179,565	85,559
	Travelers Cos. Inc.	265,701	74,189
	Aflac Inc.	631,213	70,506
	Truist Financial Corp.	1,518,183	69,411
	Allstate Corp.	310,986	66,753
	Apollo Global Management Inc.	475,353	63,350
	MetLife Inc.	667,123	54,951
	Ameriprise Financial Inc.	111,257	54,655
	Nasdaq Inc.	609,475	53,908
	American International Group Inc.	653,846	51,353
*	Berkshire Hathaway Inc. Class A	66	49,777
	MSCI Inc.	86,740	49,217
	Hartford Insurance Group Inc.	331,837	44,264
	Prudential Financial Inc.	415,427	43,096
	Willis Towers Watson plc	115,126	39,770
	Ares Management Corp. Class A	242,097	38,709
	Arch Capital Group Ltd.	418,444	37,965
	State Street Corp.	318,058	36,898
	Raymond James Financial Inc.	211,779	36,553
	M&T Bank Corp.	184,422	36,445
	Fifth Third Bancorp	781,126	34,799
	Interactive Brokers Group Inc. Class A	499,190	34,349
	Broadridge Financial Solutions Inc.	138,233	32,923
	LPL Financial Holdings Inc.	94,418	31,412
	Brown & Brown Inc.	330,880	31,033
	Cboe Global Markets Inc.	123,438	30,273
	Huntington Bancshares Inc.	1,721,541	29,731
	Cincinnati Financial Corp.	184,553	29,178
	Northern Trust Corp.	214,405	28,859
	Regions Financial Corp.	1,053,035	27,769
*	Markel Group Inc.	14,185	27,113
	T Rowe Price Group Inc.	259,304	26,615
	W R Berkley Corp.	335,729	25,724
	Citizens Financial Group Inc.	483,597	25,708
	KeyCorp	1,293,988	24,185
	Principal Financial Group Inc.	262,899	21,797
	Loews Corp.	195,846	19,661
	Tradeweb Markets Inc. Class A	137,436	15,253

		Shares	Market Value ($000)
	Corebridge Financial Inc.	324,450	10,399
	Fidelity National Financial Inc.	152,318	9,214
	FactSet Research Systems Inc.	22,307	6,391
	Blue Owl Capital Inc.	369,122	6,249
[1]	Rocket Cos. Inc. Class A	286,640	5,555
			7,237,076
Health Care (8.4%)
	Eli Lilly & Co.	1,004,703	766,588
	Johnson & Johnson	2,840,759	526,734
	AbbVie Inc.	2,083,745	482,470
	UnitedHealth Group Inc.	1,068,156	368,834
	Abbott Laboratories	2,052,827	274,956
	Merck & Co. Inc.	2,945,733	247,235
	Thermo Fisher Scientific Inc.	445,296	215,978
*	Intuitive Surgical Inc.	422,692	189,041
	Amgen Inc.	634,759	179,129
	Pfizer Inc.	6,703,036	170,793
*	Boston Scientific Corp.	1,747,050	170,565
	Gilead Sciences Inc.	1,462,903	162,382
	Danaher Corp.	759,674	150,613
	Stryker Corp.	405,627	149,948
	Medtronic plc	1,512,059	144,009
*	Vertex Pharmaceuticals Inc.	302,588	118,506
	Bristol-Myers Squibb Co.	2,402,176	108,338
	Cigna Group	315,023	90,805
	Elevance Health Inc.	265,751	85,869
	HCA Healthcare Inc.	193,307	82,387
*	Alnylam Pharmaceuticals Inc.	154,697	70,542
	Zoetis Inc.	470,728	68,877
	Regeneron Pharmaceuticals Inc.	116,792	65,669
	Becton Dickinson & Co.	338,275	63,315
*	IDEXX Laboratories Inc.	94,420	60,324
*	Edwards Lifesciences Corp.	692,889	53,886
*	Veeva Systems Inc. Class A	173,572	51,709
	ResMed Inc.	172,796	47,299
	Cardinal Health Inc.	281,813	44,233
	Agilent Technologies Inc.	335,246	43,029
	GE HealthCare Technologies Inc.	511,883	38,442
	Humana Inc.	141,943	36,929
*	IQVIA Holdings Inc.	190,598	36,202
*	Dexcom Inc.	462,811	31,143
	STERIS plc	116,238	28,762
	Labcorp Holdings Inc.	98,073	28,153
	Quest Diagnostics Inc.	131,971	25,151
*	Biogen Inc.	173,032	24,238
	Zimmer Biomet Holdings Inc.	233,769	23,026
	West Pharmaceutical Services Inc.	84,863	22,262
*	Waters Corp.	70,248	21,061
*	Insulet Corp.	41,537	12,824
*	Centene Corp.	289,799	10,340
	Baxter International Inc.	303,066	6,901
*	Molina Healthcare Inc.	31,980	6,120
*,2	ABIOMED Inc. CVR	12	—
			5,605,617
Industrials (11.0%)
	Visa Inc. Class A	1,853,614	632,787
	Mastercard Inc. Class A	952,510	541,797
	General Electric Co.	1,188,102	357,405
	RTX Corp.	1,578,374	264,109
	Caterpillar Inc.	552,536	263,643
	GE Vernova Inc.	321,001	197,384
*	Boeing Co.	891,655	192,446
	American Express Co.	574,408	190,795
	Accenture plc Class A	734,380	181,098
	Eaton Corp. plc	458,994	171,779
	Union Pacific Corp.	699,198	165,269
	Capital One Financial Corp.	753,932	160,271
	Honeywell International Inc.	748,498	157,559
	Automatic Data Processing Inc.	477,378	140,110

		Shares	Market Value ($000)
	Deere & Co.	303,289	138,682
	Lockheed Martin Corp.	275,192	137,379
	Parker-Hannifin Corp.	149,288	113,183
	Trane Technologies plc	262,210	110,642
	Northrop Grumman Corp.	168,982	102,964
	General Dynamics Corp.	285,717	97,429
	3M Co.	627,514	97,378
	CRH plc	792,404	95,009
	Howmet Aerospace Inc.	475,758	93,358
	Sherwin-Williams Co.	264,350	91,534
	TransDigm Group Inc.	66,503	87,652
	Emerson Electric Co.	662,924	86,962
	Illinois Tool Works Inc.	326,824	85,223
	Johnson Controls International plc	770,746	84,744
	Cintas Corp.	404,249	82,976
*	Fiserv Inc.	640,288	82,552
	Norfolk Southern Corp.	265,085	79,634
	CSX Corp.	2,200,183	78,129
*	PayPal Holdings Inc.	1,125,103	75,449
	Quanta Services Inc.	175,854	72,877
	United Parcel Service Inc. Class B (XNYS)	868,667	72,560
	United Rentals Inc.	75,759	72,324
	Cummins Inc.	162,612	68,682
	L3Harris Technologies Inc.	220,806	67,436
*	Axon Enterprise Inc.	88,017	63,165
	PACCAR Inc.	619,717	60,931
	FedEx Corp.	250,617	59,098
	Carrier Global Corp.	954,140	56,962
	Ferguson Enterprises Inc.	232,709	52,262
	AMETEK Inc.	272,570	51,243
	WW Grainger Inc.	53,629	51,106
	Paychex Inc.	382,636	48,503
	Vulcan Materials Co.	155,932	47,968
*	Block Inc. (XNYS)	648,609	46,875
	Rockwell Automation Inc.	132,694	46,381
	Martin Marietta Materials Inc.	71,173	44,859
	Xylem Inc.	287,267	42,372
	Otis Worldwide Corp.	463,191	42,350
	Verisk Analytics Inc.	164,889	41,471
	Fidelity National Information Services Inc.	616,536	40,654
	Westinghouse Air Brake Technologies Corp.	201,754	40,446
*	Fair Isaac Corp.	26,912	40,275
	Ingersoll Rand Inc. (XYNS)	469,057	38,753
	DuPont de Nemours Inc.	494,161	38,495
	Equifax Inc.	146,102	37,480
*	Keysight Technologies Inc.	203,116	35,529
*	Teledyne Technologies Inc.	55,338	32,430
	Old Dominion Freight Line Inc.	223,228	31,426
	Synchrony Financial	439,099	31,198
*	Mettler-Toledo International Inc.	24,310	29,843
	Veralto Corp.	278,230	29,662
	PPG Industries Inc.	266,365	27,998
	Dover Corp.	161,840	27,000
	Global Payments Inc.	286,392	23,793
	Packaging Corp. of America	106,189	23,142
*	Trimble Inc.	280,837	22,930
*	Corpay Inc.	79,179	22,808
	HEICO Corp. Class A	89,244	22,676
	Snap-on Inc.	61,561	21,333
	Jacobs Solutions Inc.	141,073	21,141
	Expeditors International of Washington Inc.	160,168	19,635
	Fortive Corp.	399,295	19,561
	TransUnion	229,889	19,260
	Dow Inc.	832,915	19,099
	HEICO Corp.	48,758	15,740
	Hubbell Inc.	31,356	13,493
			7,292,556

		Shares	Market Value ($000)
Real Estate (1.8%)
	Welltower Inc.	788,388	140,443
	Prologis Inc.	1,091,608	125,011
	American Tower Corp.	551,774	106,117
	Equinix Inc.	115,289	90,299
	Digital Realty Trust Inc.	402,502	69,585
	Simon Property Group Inc.	366,044	68,696
	Realty Income Corp.	1,079,063	65,596
*	CBRE Group Inc. Class A	351,166	55,330
	Public Storage	186,360	53,830
	Crown Castle Inc.	513,941	49,590
*	CoStar Group Inc.	499,983	42,184
	VICI Properties Inc.	1,258,522	41,040
	Ventas Inc.	536,354	37,539
	Iron Mountain Inc.	348,561	35,532
	Extra Space Storage Inc.	250,496	35,305
	AvalonBay Communities Inc.	168,036	32,460
	Equity Residential	428,167	27,715
	SBA Communications Corp.	126,725	24,502
	Weyerhaeuser Co.	851,529	21,109
	Essex Property Trust Inc.	76,005	20,344
	Invitation Homes Inc.	687,274	20,158
	Mid-America Apartment Communities Inc.	138,160	19,305
	Sun Communities Inc.	73,849	9,527
			1,191,217
Technology (41.4%)
	NVIDIA Corp.	27,229,151	5,080,415
	Microsoft Corp.	8,767,453	4,541,102
	Apple Inc.	17,504,454	4,457,159
	Meta Platforms Inc. Class A	2,558,263	1,878,737
	Broadcom Inc.	5,547,829	1,830,284
	Alphabet Inc. Class A	6,852,680	1,665,886
	Alphabet Inc. Class C	5,452,391	1,327,930
	Oracle Corp.	1,987,733	559,030
*	Palantir Technologies Inc. Class A	2,548,142	464,832
	International Business Machines Corp.	1,098,556	309,969
*	Advanced Micro Devices Inc.	1,914,211	309,700
	Salesforce Inc.	1,070,936	253,812
*	ServiceNow Inc.	245,247	225,696
	Intuit Inc.	328,937	224,634
	Micron Technology Inc.	1,319,718	220,815
	QUALCOMM Inc.	1,272,438	211,683
*	AppLovin Corp. Class A	290,205	208,524
	Lam Research Corp.	1,492,378	199,829
	Texas Instruments Inc.	1,072,052	196,968
	Applied Materials Inc.	939,372	192,327
	Amphenol Corp. Class A	1,439,558	178,145
*	Adobe Inc.	500,174	176,436
	KLA Corp.	155,583	167,812
*	Palo Alto Networks Inc.	786,121	160,070
*	Intel Corp.	4,661,601	156,397
	Analog Devices Inc.	579,930	142,489
*	Crowdstrike Holdings Inc. Class A	279,106	136,868
*	Cadence Design Systems Inc.	321,588	112,961
*	DoorDash Inc. Class A	399,938	108,779
*	Synopsys Inc.	218,385	107,749
*	Strategy Inc.	311,465	100,357
	Marvell Technology Inc.	1,017,548	85,545
*	Autodesk Inc.	252,559	80,230
*	Snowflake Inc.	354,443	79,945
	TE Connectivity plc	347,960	76,388
*	Cloudflare Inc. Class A	350,782	75,274
	Corning Inc.	909,868	74,636
	Vertiv Holdings Co. Class A	450,669	67,988
*	Fortinet Inc.	768,679	64,631
	Roper Technologies Inc.	127,004	63,336
*	Workday Inc. Class A	256,097	61,650
	Seagate Technology Holdings plc	250,996	59,250
*	Datadog Inc. Class A	381,516	54,328

		Shares	Market Value ($000)
	Dell Technologies Inc. Class C	360,835	51,156
	Monolithic Power Systems Inc.	53,695	49,434
	Western Digital Corp.	409,454	49,159
	Microchip Technology Inc.	636,917	40,903
	Cognizant Technology Solutions Corp. Class A	576,401	38,659
	Hewlett Packard Enterprise Co.	1,548,641	38,035
*	Zscaler Inc.	119,435	35,790
*	Atlassian Corp. Ltd. Class A	196,243	31,340
	HP Inc.	1,108,362	30,181
*	Super Micro Computer Inc. (XNGS)	598,697	28,702
*	MongoDB Inc.	91,213	28,311
	NetApp Inc.	235,580	27,907
	VeriSign Inc.	99,206	27,735
*	HubSpot Inc.	59,085	27,640
*	Tyler Technologies Inc.	51,056	26,710
	CDW Corp.	154,672	24,636
*	ON Semiconductor Corp.	482,660	23,800
*	Zoom Communications Inc.	283,017	23,349
*	GoDaddy Inc. Class A	163,393	22,357
*	Gartner Inc.	84,912	22,321
	SS&C Technologies Holdings Inc.	244,988	21,745
*	Pinterest Inc. Class A	671,862	21,614
	Gen Digital Inc. (XNGS)	654,145	18,571
*	Reddit Inc. Class A	71,479	16,439
	Leidos Holdings Inc.	75,707	14,306
	Teradyne Inc.	93,865	12,920
*	Okta Inc.	99,398	9,115
*	CoreWeave Inc. Class A	40,583	5,554
	Bentley Systems Inc. Class B	86,176	4,436
*,1	Figma Inc. Class A	1,184	61
			27,523,482
Telecommunications (1.9%)
	Cisco Systems Inc.	4,203,717	287,618
	AT&T Inc.	8,432,914	238,145
	Verizon Communications Inc.	4,474,653	196,661
*	Arista Networks Inc.	1,185,500	172,739
	Comcast Corp. Class A	4,341,093	136,397
	T-Mobile US Inc.	531,277	127,177
	Motorola Solutions Inc.	196,623	89,914
*	Charter Communications Inc. Class A	104,780	28,826
			1,277,477
Utilities (2.5%)
	NextEra Energy Inc.	2,455,093	185,335
	Southern Co.	1,296,703	122,888
	Constellation Energy Corp.	368,693	121,326
	Duke Energy Corp.	915,706	113,319
	Waste Management Inc.	475,419	104,987
	Vistra Corp.	399,867	78,342
	American Electric Power Co. Inc.	631,166	71,006
	Sempra	768,164	69,119
	Dominion Energy Inc.	1,004,465	61,443
	Xcel Energy Inc.	697,996	56,293
	Republic Services Inc.	239,511	54,963
	Exelon Corp.	1,191,467	53,628
	Waste Connections Inc. (XTSE)	304,955	53,611
	Public Service Enterprise Group Inc.	589,000	49,158
	Entergy Corp.	526,845	49,097
	WEC Energy Group Inc.	379,863	43,528
	Consolidated Edison Inc.	425,643	42,786
	PG&E Corp.	2,526,130	38,094
	American Water Works Co. Inc.	239,809	33,379
	Ameren Corp.	319,127	33,310
	Eversource Energy	437,976	31,158
	PPL Corp.	829,106	30,810
	CenterPoint Energy Inc.	770,332	29,889
	FirstEnergy Corp.	647,006	29,646
	DTE Energy Co.	208,170	29,441
	CMS Energy Corp.	353,262	25,880
	Edison International	454,167	25,106

		Shares	Market Value ($000)
	Alliant Energy Corp.	303,259	20,443
	NiSource Inc.	277,819	12,030
	Evergy Inc.	135,563	10,305
			1,680,320
Total Common Stocks (Cost $28,862,835)			66,481,250
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.180% (Cost $180,161)	1,801,661	180,166
Total Investments (100.2%) (Cost $29,042,996)			66,661,416
Other Assets and Liabilities—Net (-0.2%)			(116,746)
Net Assets (100%)			66,544,670
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,451.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,821 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	62	20,890	144

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2026	BANA	51,207	(4.228)	—	(180)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	66,481,250	—	—	66,481,250
Temporary Cash Investments	180,166	—	—	180,166
Total	66,661,416	—	—	66,661,416
Derivative Financial Instruments
Assets
Futures Contracts[1]	144	—	—	144
Liabilities
Swap Contracts	—	(180)	—	(180)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.